Remuneration and other benefits paid to the Bank’s directors and senior managers - Deferred variable remuneration systems (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares credit_institution metric annuity trading_session payment_portion	Dec. 31, 2022 EUR (€)	Dec. 31, 2014
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, number of annuities | annuity	3
Maximum achievement ratio	125.00%
Directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred	€ 2,551	€ 1,827
Directors | Ana Botín
Disclosure of transactions between related parties [line items]
Cash paid, deferred	1,117	1,102
Directors | Hector Grisi
Disclosure of transactions between related parties [line items]
Cash paid, deferred	697	0
Retired executive directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred	€ 1,417	€ 2,759
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, percentage paid in cash and shares	40.00%
Number of trading sessions | trading_session	15
Deferred payment, number of payment portions | payment_portion	5
Deferred payment, ROE objective, weight	40.00%
Deferred payment, TSR objective, number of peer credit institutions | credit_institution	9
Deferred payment, TSR objective, weight	40.00%
Deferred payment, ESG objective, number of metrics | metric	4
Deferred payment, ESG objective, weight	20.00%
Deferred payment, number of annuities | annuity	3
Deferred payment, percentage paid in cash	50.00%
Deferred payment, percentage paid in shares	50.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Directors
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Number of trading sessions | trading_session	50
Deferred conditional variable renumeration plans up to 2014
Disclosure of transactions between related parties [line items]
Deferral period			3 years
2022 variable remuneration | Directors | Ana Botín | Maximum | PagoNxt
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares	9,529
2022 variable remuneration | Directors | Hector Grisi | Maximum | PagoNxt
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares	8,005
Deferred conditional variable remuneration plan | Directors
Disclosure of transactions between related parties [line items]
Number of trading sessions | trading_session	15